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                           AMERICAN PERFORMANCE FUNDS

                        SUPPLEMENT DATED JANUARY 1, 2005
                                     TO THE
          INSTITUTIONAL U.S. TREASURY, INSTITUTIONAL CASH MANAGEMENT,
                 AND INSTITUTIONAL TAX-FREE MONEY MARKET FUNDS
                        PROSPECTUS DATED JANUARY 1, 2005

The Institutional Tax-Free Money Market Fund has not commenced operations as of the date of this supplement and is currently not available for sale.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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